Raw Materials and Consumables Used (Tables)	12 Months Ended
Dec. 31, 2021
RAW MATERIALS AND CONSUMABLES USED.
Schedule of Raw Materials and Consumables Used

The detail of raw materials and consumables used presented in profit or loss for the years ended December 31, 2021, 2020 and 2019, is as follows:

	For the years ended December 31,
	2021	2020	2019
Raw materials and consumables used	ThCh$	ThCh$	ThCh$
Energy purchases	(1,296,992,284)	(864,863,454)	(835,284,742)
Fuel consumption	(374,868,794)	(231,176,489)	(230,944,415)
Gas	(251,009,877)	(149,734,219)	(134,127,365)
Coal (*)	(96,282,224)	(75,342,193)	(3,326,061)
Oil (*)	(27,576,693)	(6,100,077)	(93,490,989)
Energy transmission cost	(151,738,224)	(141,539,687)	(196,848,788)
Gas sales costs	(110,831,219)	(34,332,998)	(74,998,608)
Other raw materials and consumables	(76,874,883)	(102,533,011)	(83,128,698)
Total	(2,011,305,404)	(1,374,445,639)	(1,421,205,251)

(*) During 2021, this item includes an impairment loss on coal inventory impairment of ThCh$45,904,847 as a consequence of the closure of the Bocamina II plant (ThCh$21,246,157 in 2020). For the same reason, adjustments due to impairment of diesel were also recorded for ThCh$667,298 (ThCh$328,626 in 2020). For further information see Note 15.c.iv. and Note 10.